Fair Value of Financial Instruments - Fair Value of Commodity Derivative Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Derivative assets (liabilities)
Net commodity derivative asset (liability)	$ 12,559	$ (6,433)
Prepaid expenses and other current assets
Derivative assets (liabilities)
Net commodity derivative asset (liability)	77,600
Accrued expenses and other payables
Derivative assets (liabilities)
Net commodity derivative asset (liability)	88,900
Commodity contracts
Assets:
Derivative assets	127,435	33,644
Netting of counterparty contracts, assets	(7,501)	(2,922)
Net cash collateral (held) provided	(18,271)	(1,762)
Commodity derivatives	101,663	28,960
Liabilities:
Derivative liabilities	(96,397)	(55,579)
Netting of counterparty contracts, liabilities	7,501	2,922
Net cash collateral (held) provided	(208)	17,264
Commodity derivatives	(89,104)	(35,393)
Derivative assets (liabilities)
Net commodity derivative asset (liability)	12,559	(6,433)
Commodity contracts | Prepaid expenses and other current assets
Derivative assets (liabilities)
Net commodity derivative asset (liability)	101,662	28,960
Commodity contracts | Other noncurrent assets
Derivative assets (liabilities)
Net commodity derivative asset (liability)	1	0
Commodity contracts | Accrued expenses and other payables
Derivative assets (liabilities)
Net commodity derivative asset (liability)	(88,932)	(32,021)
Commodity contracts | Other noncurrent liabilities
Derivative assets (liabilities)
Net commodity derivative asset (liability)	(172)	(3,372)
Level 1 | Commodity contracts
Assets:
Derivative assets	49,509	5,093
Liabilities:
Derivative liabilities	(7,273)	(20,186)
Level 2 | Commodity contracts
Assets:
Derivative assets	77,926	28,551
Liabilities:
Derivative liabilities	$ (89,124)	$ (35,393)